Leases And Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Warranty Accrual
The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

Balance, January 1, 2013	$139.8
Accruals for warranties issued during the year	136.1
Settlements made	(139.3)
Additions due to acquisitions	4.0
Effect of foreign currency translation	(0.5)
Balance, December 31, 2013	140.1
Accruals for warranties issued during the year	136.1
Settlements made	(138.1)
Additions due to acquisitions	4.6
Effect of foreign currency translation	(5.1)
Balance, December 31, 2014	$137.6